UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 40 East 52nd
Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Certificates of Deposit - Domestic - 0.9%
Bank of America, NA, 0.40%, 8/21/09	$ 1,000	$ 1,000,000
Certificates of Deposit - Yankee - 30.1% (a)
Abbey National Treasury Services Plc, CT, 0.76%, 7/20/10 (b)	870	870,000
BNP Paribas, NY, 0.55%, 12/04/09	1,000	1,000,000
BNP Paribas, NY, 0.45%, 1/19/10	1,800	1,800,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/03/09	2,000	2,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	1,000	1,000,024
Bank of Montreal, Chicago, 0.32%, 10/14/09	1,000	1,000,020
Barclays Bank Plc, NY, 0.73%, 8/07/09	1,500	1,500,000
Deutsche Bank, NY, 0.50%, 8/11/09	1,000	1,000,000
Dexia Bank, NY, 0.51%, 8/17/09	1,500	1,500,000
DnB NOR Bank ASA, NY, 0.76%, 11/23/09	1,000	1,000,341
DnB NOR Bank ASA, NY, 0.67%, 12/10/09	775	775,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	1,000	1,000,000
Intesa Sanpaolo SpA, NY, 0.52%, 10/20/09	1,000	1,000,000
Intesa Sanpaolo SpA, NY, 0.56%, 12/16/09	1,000	1,000,000
Lloyds TSB Bank Plc, NY, 0.44%, 10/23/09	1,000	1,000,000
Lloyds TSB Bank Plc, NY, 0.44%, 10/23/09	1,000	1,000,000
Mizuho Corporate Bank, NY, 0.65%, 8/06/09	800	800,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	2,000	2,000,000
Rabobank Nederland NV, NY, 1.02%, 5/04/10 (b)	1,500	1,500,000
Royal Bank of Scotland CT, 0.64%, 9/03/09	1,000	1,000,000
Royal Bank of Scotland CT, 0.63%, 9/18/09	1,000	1,000,013
Royal Bank of Scotland CT, 0.63%, 9/30/09	1,000	1,000,000
Royal Bank of Scotland NY, 2.87%, 8/14/09	1,000	1,000,519
Societe Generale, NY, 0.50%, 12/30/09	1,000	1,000,000
Societe Generale, NY, 0.44%, 1/11/10	1,000	1,000,000
Svenska Handelsbanken NY, 0.62%, 11/30/09	1,100	1,100,018
Svenska Handelsbanken NY, 0.57%, 12/14/09	1,000	1,000,037
UBS AG, Stamford, 0.57%, 11/03/09	1,000	1,000,000
Total Certificates of Deposit - Yankee		31,845,972
Commercial Paper - 35.8% (c)
Antalis U.S. Funding Corp., 0.37%, 9/09/09	1,500	1,499,430
Antalis U.S. Funding Corp., 0.42%, 10/08/09	1,500	1,498,845
Atlantis One Funding Corp., 0.45%, 8/05/09	1,000	999,975
Atlantis One Funding Corp., 0.33%, 10/02/09	2,000	1,998,900
Banco Bilbao Vizcaya Argentaria SA, London, 1.00%, 11/13/09	1,200	1,196,600
Chariot Funding LLC, 0.32%, 9/21/09	2,000	1,999,129
Chariot Funding LLC, 0.30%, 10/07/09	2,000	1,998,917
Danske Corp. - GTD, 0.76%, 11/02/09	1,000	998,092
DnB NOR Bank ASA, 1.60%, 10/08/09	1,000	997,067
DnB NOR Bank ASA, 0.44%, 1/15/10	1,000	997,983
Erasmus Capital Corp., 0.35%, 8/18/09	2,500	2,499,635
ING U.S. Funding LLC, 0.42%, 9/08/09	1,000	999,580
ING U.S. Funding LLC, 0.31%, 10/20/09	1,000	999,328
Jupiter Securitization Co. LLC, 0.30%, 9/28/09	1,500	1,499,300

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Mont Blanc Capital Corp., 0.40%, 8/17/09	$ 1,000	$ 999,844
Nieuw Amsterdam Receivables Corp., 0.47%, 9/15/09	1,000	999,439
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	1,000	1,000,000
Santander Central Hispano Finance (Delaware), Inc., 1.00%, 8/27/09	1,000	999,333
Santander Central Hispano Finance (Delaware), Inc., 0.75%, 12/09/09	1,000	997,333
Scaldis Capital LLC, 0.60%, 8/07/09	1,000	999,933
Scaldis Capital LLC, 0.46%, 9/10/09	500	499,757
Societe Generale North America Inc., 0.73%, 11/06/09	1,000	998,074
Societe Generale North America Inc., 0.58%, 12/11/09	1,000	997,924
Solitaire Funding LLC, 0.32%, 8/17/09	1,200	1,199,851
Solitaire Funding LLC, 0.47%, 8/21/09	1,000	999,765
Straight-A Funding, LLC, 0.50%, 8/03/09	800	800,000
Straight-A Funding, LLC, 0.43%, 8/10/09	490	489,959
Straight-A Funding, LLC, 0.39%, 8/18/09	600	599,902
Straight-A Funding, LLC, 0.37%, 9/10/09	1,000	999,609
Svenska Handelsbanken Inc., 0.54%, 8/05/09	1,000	999,970
Tempo Finance Corp., 0.42%, 8/05/09	1,000	999,977
UBS Finance (Delaware), LLC, 0.69%, 8/20/09	1,000	999,674
Victory Receivables Corp., 0.51%, 8/03/09	1,000	1,000,000
Total Commercial Paper		37,763,125
Corporate Notes - 7.8%
Bank of Montreal, Chicago, 0.80%, 10/05/09 (b)(d)	550	550,000
HSBC USA Inc., 0.93%, 10/15/09 (b)	250	250,000
ING Bank, NV, 0.981%, 8/24/09 (b)(d)	400	400,000
ING USA Global Funding Trust VI, 1.08%, 9/18/09 (b)	155	155,000
KBC Bank NV, 0.49%, 9/01/09 (e)	660	660,000
Lloyds Banking Group Plc, 1.29%, 8/07/09 (b)(d)	500	500,000
Nordea Bank AB, 0.87%, 10/23/09 (b)(d)	500	500,000
Procter & Gamble International Funding SCA, 1.00%, 5/07/10 (b)	3,000	3,000,000
Rabobank Nederland NV, 0.26%, 10/07/09 (d)(e)	1,400	1,400,000
U.S. Bank, NA, 0.76%, 8/24/09 (b)	250	249,803
Wachovia Bank, NA, 1.00%, 8/04/09 (b)	350	350,000
Wells Fargo & Co., 0.78%, 9/23/09 (b)	250	249,596
Total Corporate Notes		8,264,399
U.S. Government Sponsored Agency & Instrumentality Obligations - 23.4%
Fannie Mae Discount Notes, 0.57%, 8/19/09 (c)	1,500	1,499,620
Fannie Mae Discount Notes, 0.60%, 9/08/09 (c)	1,000	999,400
Fannie Mae Discount Notes, 0.61%, 9/09/09 (c)	1,500	1,499,060
Fannie Mae Variable Rate Notes, 0.97%, 8/05/10 (b)	700	699,744
Fannie Mae Variable Rate Notes, 0.80%, 5/13/11 (b)	1,000	1,000,337
Federal Home Loan Bank Discount Notes, 0.56%, 8/05/09 (c)	1,100	1,099,966
Federal Home Loan Bank Discount Notes, 0.58%, 8/17/09 (c)	1,000	999,774
Federal Home Loan Bank Discount Notes, 0.60%, 8/21/09 (c)	1,000	999,700
Federal Home Loan Bank Discount Notes, 0.60%, 9/11/09 (c)	700	699,545

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Federal Home Loan Bank Variable Rate Notes, 0.22%, 8/13/09 (b)	$ 350	$ 350,000
Federal Home Loan Bank Variable Rate Notes, 0.20%, 8/14/09 (b)	535	534,998
Federal Home Loan Bank Variable Rate Notes, 0.73%, 2/05/10 (b)	765	765,000
Federal Home Loan Bank Variable Rate Notes, 0.82%, 2/26/10 (b)	765	765,000
Federal Home Loan Bank Variable Rate Notes, 0.39%, 7/09/10 (b)	1,505	1,504,719
Federal Home Loan Bank Variable Rate Notes, 0.50%, 10/08/10 (b)	900	899,680
Freddie Mac Discount Notes, 0.58%, 8/17/09 (c)	2,000	1,999,549
Freddie Mac Discount Notes, 0.59%, 8/24/09 (c)	1,000	999,656
Freddie Mac Discount Notes, 0.61%, 9/15/09 (c)	1,000	999,271
Freddie Mac Variable Rate Notes, 0.40%, 7/14/10 (b)	500	499,835
Freddie Mac Variable Rate Notes, 0.64%, 8/24/10 (b)	610	610,028
Freddie Mac Variable Rate Notes, 0.63%, 9/03/10 (b)	400	399,913
Freddie Mac Variable Rate Notes, 0.36%, 2/14/11 (b)	2,880	2,879,307
Freddie Mac Variable Rate Notes, 0.90%, 5/05/11 (b)	2,000	1,998,942
Total U.S. Government Sponsored Agency & Instrumentality Obligations		24,703,044
U.S. Government Sponsored Obligations - 3.7% (c)
U.S. Treasury Bills, 0.39%, 8/06/09	200	199,993
U.S. Treasury Bills, 0.45%, 8/13/09	1,750	1,749,784
U.S. Treasury Bills, 0.49%, 8/27/09	550	549,820
U.S. Treasury Bills, 0.55%, 7/01/10	1,100	1,094,471
U.S. Treasury Bills, 0.47%, 7/29/10	250	248,825
Total U.S. Government Sponsored Obligations		3,842,893
Total Investments (Cost - $107,419,433*) - 101.7%		107,419,433
Liabilities in Excess of Other Assets - (1.7)%		(1,822,885)
Net Assets - 100.0%		$ 105,596,548

* Cost for federal income tax purposes.
(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate is as of report date.
(c) Rates shown are the discount rates or range of discount rates paid at the time of purchase
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e) Variable rate security. Rate is as of report date and maturity shown is the date the principal owed can be recovered through demand.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments July 31, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2[1]	$ 107,419,433
Level 3	-
Total	$ 107,419,433

1 See above Schedule of Investments for values in each security type.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: September 22, 2009